LOAN RECEIVABLE (Narrative) (Details)	12 Months Ended
	Jan. 31, 2014 USD ($)	Jul. 02, 2013 USD ($)	Jul. 02, 2013 ARS
Due from Related Parties, Current		$ 2,300,000	12,408,500
Debt Instrument, Interest Rate, Effective Percentage		9.30%	9.30%
Proceeds from Loans	2,040,000
Proceeds from Taxes Receivable	27,770
Accounts Receivable, Net	$ 260,000